Non-Controlling Interest (Details) - Schedule of controlling and non-controlling interest - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Controlling And Non Controlling Interest Abstract
Balance at beginning of year	$ 41,161	$ 36,010
Balance at the end of the year	37,647	41,161
Share of profits and losses for the year	(1,612)	1,659
Share of translation effects of foreign subsidiaries	$ (1,902)	$ 3,492